Balance Sheet Components - Schedule of Other Non-current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Aug. 11, 2021	Dec. 31, 2020	Dec. 31, 2019
Capitalized transaction costs	$ 0	$ 43,800	$ 121
Security Deposit	$ 253		0
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets
Operating right of use assets	$ 2,816		1,486
Other non-current assets	$ 3,069		$ 1,607	$ 2,212